Subsidiary Guarantors - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net cash provided by operating activities	$ 1,014.8	$ 1,106.6	$ 949.0
Cash flows from investing activities:
Capital expenditures	(325.3)	(334.6)	(305.3)
Change in restricted cash	(5.1)	(228.0)	7.0
Cash paid for acquisitions, net	(50.0)	(1,261.9)	0
Proceeds from sale of property, plant and equipment	8.9	25.3	16.3
Purchase of marketable securities	(19.9)	(19.3)	(9.9)
Proceeds from sale of marketable securities	20.2	10.6	8.1
Investments in affiliates	0	0	0
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Payments for product rights and other, net	(429.1)	(60.9)	(80.4)
Net cash used in investing activities	(800.3)	(1,868.8)	(364.2)
Cash flows from financing activities:
Payment of financing fees	(5.8)	(34.6)	(7.7)
Purchase of common stock	0	(1,000.0)	(999.9)
Change in short-term borrowings, net	(107.8)	141.4	174.3
Proceeds from issuance of long-term debt	2,235.0	4,974.7	2,043.4
Payment of long-term debt	(2,295.8)	(3,480.3)	(1,990.8)
Proceeds from exercise of stock options	53.8	76.2	143.8
Taxes paid related to net share settlement of equity awards	(27.7)	0	0
Payments for contingent consideration	(150.0)	0	0
Capital contribution from affiliates	0	0	0
Proceeds from borrowings from affiliates	0	0	0
Payments on borrowings from affiliates	0	0	0
Other items, net	30.9	15.5	25.4
Net cash (used in) provided by financing activities	(267.4)	692.9	(611.5)
Effect on cash of changes in exchange rates	(12.9)	10.6	1.6
Net decrease in cash and cash equivalents	(65.8)	(58.7)	(25.1)
Cash and cash equivalents — beginning of period	291.3	350.0	375.1
Cash and cash equivalents — end of period	225.5	291.3	350.0
Eliminations
Cash flows from operating activities:
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Change in restricted cash	0	0	0
Cash paid for acquisitions, net	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Purchase of marketable securities	0	0	0
Proceeds from sale of marketable securities	0	0	0
Investments in affiliates	64.1	874.8	1,382.3
Loans to affiliates	12,758.5	9,071.9	7,772.6
Repayments of loans from affiliates	(26.0)	(34.9)	(1,428.8)
Payments for product rights and other, net	0	0	0
Net cash used in investing activities	12,796.6	9,911.8	7,726.1
Cash flows from financing activities:
Payment of financing fees	0	0	0
Purchase of common stock		0	0
Change in short-term borrowings, net	0	0	0
Proceeds from issuance of long-term debt	0	0	0
Payment of long-term debt	0	0	0
Proceeds from exercise of stock options	0	0	0
Taxes paid related to net share settlement of equity awards	0
Payments for contingent consideration	0
Capital contribution from affiliates	(64.1)	(874.8)	(1,382.3)
Proceeds from borrowings from affiliates	(12,758.5)	(9,071.9)	(7,772.6)
Payments on borrowings from affiliates	26.0	34.9	1,428.8
Other items, net	0	0	0
Net cash (used in) provided by financing activities	(12,796.6)	(9,911.8)	(7,726.1)
Effect on cash of changes in exchange rates	0	0	0
Net decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents — beginning of period	0	0	0
Cash and cash equivalents — end of period	0	0	0
Mylan Inc.
Cash flows from operating activities:
Net cash provided by operating activities	(705.1)	(420.1)	(129.7)
Cash flows from investing activities:
Capital expenditures	(72.1)	(108.1)	(82.2)
Change in restricted cash	0	(23.5)	0
Cash paid for acquisitions, net	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Purchase of marketable securities	(2.8)	(3.5)	(3.2)
Proceeds from sale of marketable securities	1.6	0	0
Investments in affiliates	(64.1)	(874.8)	(1,382.3)
Loans to affiliates	(5,901.0)	(4,143.2)	(3,419.4)
Repayments of loans from affiliates	5.8	17.9	1,423.4
Payments for product rights and other, net	(1.9)	(3.8)	(0.7)
Net cash used in investing activities	(6,034.5)	(5,139.0)	(3,464.4)
Cash flows from financing activities:
Payment of financing fees	(5.8)	(34.6)	(7.7)
Purchase of common stock		(1,000.0)	(999.9)
Change in short-term borrowings, net	0	0	0
Proceeds from issuance of long-term debt	2,235.0	4,974.7	2,043.4
Payment of long-term debt	(2,295.8)	(3,480.3)	(1,988.8)
Proceeds from exercise of stock options	53.8	76.2	143.8
Taxes paid related to net share settlement of equity awards	(17.3)
Payments for contingent consideration	0
Capital contribution from affiliates	0	0	0
Proceeds from borrowings from affiliates	6,857.5	4,928.7	4,353.2
Payments on borrowings from affiliates	(20.2)	(17.0)	(5.4)
Other items, net	30.9	15.5	25.4
Net cash (used in) provided by financing activities	6,838.1	5,463.2	3,564.0
Effect on cash of changes in exchange rates	0	0	0
Net decrease in cash and cash equivalents	98.5	(95.9)	(30.1)
Cash and cash equivalents — beginning of period	14.4	110.3	140.4
Cash and cash equivalents — end of period	112.9	14.4	110.3
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Change in restricted cash	0	0	0
Cash paid for acquisitions, net	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Purchase of marketable securities	0	0	0
Proceeds from sale of marketable securities	0	0	0
Investments in affiliates	0	0	0
Loans to affiliates	0	0	0
Repayments of loans from affiliates	0	0	0
Payments for product rights and other, net	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities:
Payment of financing fees	0	0	0
Purchase of common stock		0	0
Change in short-term borrowings, net	0	0	0
Proceeds from issuance of long-term debt	0	0	0
Payment of long-term debt	0	0	0
Proceeds from exercise of stock options	0	0	0
Taxes paid related to net share settlement of equity awards	0
Payments for contingent consideration	0
Capital contribution from affiliates	0	0	0
Proceeds from borrowings from affiliates	0	0	0
Payments on borrowings from affiliates	0	0	0
Other items, net	0	0	0
Net cash (used in) provided by financing activities	0	0	0
Effect on cash of changes in exchange rates	0	0	0
Net decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents — beginning of period	0	0	0
Cash and cash equivalents — end of period	0	0	0
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	1,719.9	1,526.7	1,078.7
Cash flows from investing activities:
Capital expenditures	(253.2)	(226.5)	(223.1)
Change in restricted cash	(5.1)	(204.5)	7.0
Cash paid for acquisitions, net	(50.0)	(1,261.9)
Proceeds from sale of property, plant and equipment	8.9	25.3	16.3
Purchase of marketable securities	(17.1)	(15.8)	(6.7)
Proceeds from sale of marketable securities	18.6	10.6	8.1
Investments in affiliates	0	0	0
Loans to affiliates	(6,857.5)	(4,928.7)	(4,353.2)
Repayments of loans from affiliates	20.2	17.0	5.4
Payments for product rights and other, net	(427.2)	(57.1)	(79.7)
Net cash used in investing activities	(7,562.4)	(6,641.6)	(4,625.9)
Cash flows from financing activities:
Payment of financing fees	0	0	0
Purchase of common stock		0	0
Change in short-term borrowings, net	(107.8)	141.4	174.3
Proceeds from issuance of long-term debt	0	0	0
Payment of long-term debt	0	0	(2.0)
Proceeds from exercise of stock options	0	0	0
Taxes paid related to net share settlement of equity awards	(10.4)
Payments for contingent consideration	(150.0)
Capital contribution from affiliates	64.1	874.8	1,382.3
Proceeds from borrowings from affiliates	5,901.0	4,143.2	3,419.4
Payments on borrowings from affiliates	(5.8)	(17.9)	(1,423.4)
Other items, net	0	0	0
Net cash (used in) provided by financing activities	5,691.1	5,141.5	3,550.6
Effect on cash of changes in exchange rates	(12.9)	10.6	1.6
Net decrease in cash and cash equivalents	(164.3)	37.2	5.0
Cash and cash equivalents — beginning of period	276.9	239.7	234.7
Cash and cash equivalents — end of period	$ 112.6	$ 276.9	$ 239.7